EMPLOYEE BENEFITS - Expected Benefit Payments (Details) - TFR € in Thousands	Dec. 31, 2021 EUR (€)
Disclosure of net defined benefit liability (asset) [line items]
Expected benefit payments	€ 12,586
2022
Disclosure of net defined benefit liability (asset) [line items]
Expected benefit payments	1,466
2023
Disclosure of net defined benefit liability (asset) [line items]
Expected benefit payments	1,660
2024
Disclosure of net defined benefit liability (asset) [line items]
Expected benefit payments	1,359
2025
Disclosure of net defined benefit liability (asset) [line items]
Expected benefit payments	1,329
2026
Disclosure of net defined benefit liability (asset) [line items]
Expected benefit payments	1,084
2027 - 2031
Disclosure of net defined benefit liability (asset) [line items]
Expected benefit payments	€ 5,688